Contents of Significant Accounts	12 Months Ended
Dec. 31, 2024
Contents Of Significant Accounts [Abstract]
Contents of Significant Accounts
6.	CONTENTS OF SIGNIFICANT ACCOUNTS

(1)	Cash and Cash Equivalents

	As of December 31,
	2023	2024
	NT$	NT$
	(In Thousands)	(In Thousands)
Cash on hand and petty cash	$6,200	$6,258
Checking and savings accounts	50,322,942	25,388,395
Time deposits	80,276,114	73,507,742
Repurchase agreements collateralized by government bonds and corporate notes	1,948,359	6,097,831

Total	$132,553,615	$105,000,226

(2)	Financial Assets at Fair Value through Profit or Loss

	As of December 31,
	2023	2024
	NT$	NT$
	(In Thousands)	(In Thousands)
Financial assets mandatorily measured at fair value through profit or loss
Common stocks	$9,170,230	$8,759,564
Preferred stocks	2,862,119	3,475,613
Funds	4,472,097	5,792,863
Convertible bonds	480,715	363,430
Forward exchange contracts	—	2
Others	153,300	65,460

Total	$17,138,461	$18,456,932

Current	$443,601	$606,018
Non-current	16,694,860	17,850,914

Total	$17,138,461	$18,456,932

(3)	Financial Assets at Fair Value through Other Comprehensive Income

	As of December 31,
	2023	2024
	NT$	NT$
	(In Thousands)	(In Thousands)
Equity instruments
Common stocks	$17,508,897	$17,004,448
Preferred stocks	175,063	204,880

Total	$17,683,960	$17,209,328

Current	$5,753,379	$5,893,377
Non-current	11,930,581	11,315,951

Total	$17,683,960	$17,209,328

The fair value of each investment in equity instrument to be measured at fair value through other comprehensive income is as follows:

		As of December 31,
Type of securities	Name of securities	2023	2024
		NT$	NT$
		(In Thousands)	(In Thousands)
Common stock	UNIMICRON HOLDING LIMITED	$2,514,120	$2,474,388
Common stock	ITE TECH. INC.	2,100,977	2,093,997
Common stock	CHIPBOND TECHNOLOGY CORPORATION	3,843,744	3,423,750
Common stock	NOVATEK MICROELECTRONICS CORP. (NOVATEK)	8,501,851	8,255,183
Common stock	KAI-HONG ENERGY CO., LTD.	—	64,865
Common stock	SHIN-ETSU HANDOTAI TAIWAN CO., LTD.	548,205	692,265
Preferred stock	MTIC HOLDINGS PTE. LTD.	175,063	204,880

a.	These investments in equity instruments are held for medium to long-term purposes and therefore are accounted for as fair value through other comprehensive income.

b.	Dividend income recognized in profit or loss from equity instruments designated as fair value through other comprehensive income were listed below:

	For the years ended December 31,
	2023	2024
	NT$	NT$
	(In Thousands)	(In Thousands)
Held at end of period	$1,052,336	$888,826
Derecognized during the period	142,535	—

Total	$1,194,871	$888,826

Please refer to Note 6(7) for derecognition of the equity instrument investment in SILICON INTEGRATED SYSTEMS CORP. (SIS) for the year ended December 31, 2023.

c.	The Company reclassified its equity instrument investment in SIS as investments accounted for under the equity method. Details on derecognition of such investments are as follow:

	For the years ended December 31,
	2022	2023	2024
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Fair value on the date of disposal	$—	$3,035,999	$—

Cumulative gains (losses) reclassified to retained earnings due to derecognition	$—	$(1,628,388)	$—

d.
UMC issued unsecured exchangeable bonds where the bondholders may exchange the bonds at any time on or after October 8, 2021 and prior to June 27, 2026 into NOVATEK common shares which UMC holds and accounts for as equity instruments investments measured at fair value through other comprehensive income. Please refer to Note 6(13) for the Company’s unsecured exchangeable bonds.

(4)	Financial Assets Measured at Amortized Cost

	As of December 31,
	2023	2024
	NT$	NT$
	(In Thousands)	(In Thousands)
Time deposits with original maturities over three months	$6,353,768	$3,739,224

Current	$6,131,077	$3,739,224
Non-current	222,691	—

Total	$6,353,768	$3,739,224

(5)	Accounts Receivable, Net

	As of December 31,
	2023	2024
	NT$	NT$
	(In Thousands)	(In Thousands)
Accounts receivable	$29,316,612	$32,734,422
Less: loss allowance	(79,062)	(10,996)

Net	$29,237,550	$32,723,426

Aging analysis of accounts receivable:

	As of December 31,
	2023	2024
	NT$	NT$
	(In Thousands)	(In Thousands)
Neither past due	$25,707,008	$29,338,097

Past due:
≤ 30 days	3,008,126	3,292,457
31 to 60 days	78,668	77,929
61 to 90 days	5,599	1,249
91 to 120 days	—	1,115
≥ 121 days	517,211	23,575

Subtotal	3,609,604	3,396,325

Total	$29,316,612	$32,734,422

Movement of loss allowance for accounts receivable:

	For the years ended December 31,
	2023	2024
	NT$	NT$
	(In Thousands)	(In Thousands)

Beginning balance	$209,101	$79,062
Net recognition (reversal) for the period	(130,039)	(68,066)

Ending balance	$79,062	$10,996

The collection periods for third party domestic sales and third party overseas sales were month-end
30
-
60 days and net 30
-
60 days, respectively.
An impairment analysis is performed at each reporting date to measure expected credit losses (ECLs) of accounts receivable. For the receivables past due within 60 days, including not past due, the Company estimates an expected credit loss rate to calculate ECLs. For the years ended December 31, 2022, 2023 and 2024, the expected credit loss rates were not greater than 0.2%. The rate is determined based on the Company’s historical credit loss experience and customer’s current financial condition, adjusted for forward-looking factors such as customer’s economic environment. For the receivables past due over 60 days, the Company applies the aforementioned rate and assesses individually whether to recognize additional expected credit losses by considering customer’s operating condition and debt-paying ability.

(6)	Inventories, Net

	As of December 31,
	2023	2024
	NT$	NT$
	(In Thousands)	(In Thousands)
Raw materials	$10,995,569	$10,731,866
Supplies and spare parts	6,443,172	6,238,353
Work in process	15,560,517	16,051,506
Finished goods	2,713,300	2,760,739

Total	$35,712,558	$35,782,464

a.
For the years ended December 31, 2022, 2023 and 2024, the Company recognized NT$145,979 million, NT$136,902 million and NT$148,575 million, respectively, in operating costs, of which NT$98 million, NT$1,148 million and NT$858 million in 2022, 2023 and 2024, respectively, were related to write-down of inventories.

b.	None of the aforementioned inventories were pledged.

(7)	Investments Accounted for Under the Equity Method

a.	Details of investments accounted for under the equity method are as follows:

	As of December 31,
	2023		2024
Investee companies	Amount	Percentage of ownership or voting rights	Amount	Percentage of ownership or voting rights
	NT$		NT$
	(In Thousands)		(In Thousands)
Listed companies
SILICON INTEGRATED SYSTEMS CORP. (SIS) (Note A)	$2,373,060	19.02	$1,922,753	19.02
FARADAY TECHNOLOGY CORP. (FARADAY) (Note B)	1,990,073	13.78	2,484,001	13.80
UNIMICRON TECHNOLOGY CORP. (UNIMICRON) (Note C)	13,644,560	13.05	13,824,584	13.01
Unlisted companies
MTIC HOLDINGS PTE. LTD. (Note D)	—	45.44	—	45.44
UNITECH CAPITAL INC.	625,667	42.00	556,610	42.00
TRIKNIGHT CAPITAL CORPORATION (TRIKNIGHT) (Note E)	2,109,906	40.00	1,298,112	40.00
HSUN CHIEH CAPITAL CORP.	235,098	40.00	266,066	40.00
PURIUMFIL INC.	11,474	40.00	12,340	40.00
HSUN CHIEH INVESTMENT CO., LTD. (HSUN CHIEH) (Note F)	4,126,878	36.49	4,723,930	36.49
YANN YUAN INVESTMENT CO., LTD. (YANN YUAN)	7,516,327	26.78	8,044,460	26.78
UNITED LED CORPORATION HONG KONG LIMITED	93,793	25.14	101,468	25.14
VSENSE CO., LTD. (Note D)	—	23.98	—	23.98
TRANSLINK CAPITAL PARTNERS I, L.P. (Note G)	58,964	10.38	40,545	10.38

Total	$32,785,800		$33,274,869

Note A:
In August 2023, the board chairman of SIS changed and became the same person as the board chairman of UMC. After considering the comprehensive conditions, including ownership interest held and representation on Board of Directors of SIS, etc., the Company determines that it has significant influence over SIS and accounts for its investment in SIS as an associate. SIS was previously measured at fair value through other comprehensive income and reclassified as investments accounted for under the equity method. UMC’s share of the net fair value of SIS’s identifiable assets and liabilities was in excess of the fair value of the previously held investment in SIS at the acquisition date, and the difference was recognized as bargain purchase gain. Cumulative fair value change that was previously recognized in other comprehensive loss up to reclassification date was reclassified to retained earnings in the current period. SIS executed a capital reduction and refunded NT$499 million based on UMC’s stockholding percentage in July 2024. UMC’s stockholding percentage remains unchanged.

Note B:
Beginning from June 2015, the Company accounts for its investment in FARADAY as an associate given the fact that UMC obtained the ability to exercise significant influence over FARADAY through representation on its Board of Directors. The Company participated in the capital increase of FARADAY in March 2024. Please refer to Note 7 for the relevant information.

Note C:
Beginning from June 2020, the Company accounts for its investment in UNIMICRON as an associate given the fact that UMC obtained the ability to exercise significant influence over UNIMICRON through representation on its Board of Directors. On January 6, 2023, UNIMICRON issued new shares to merge with SUBTRON TECHNOLOGY CO., LTD. (SUBTRON) through share conversion. The share conversion ratio was 1 common share of SUBTRON to exchange 0.219 common shares of UNIMICRON. The 23 million shares of SUBTRON held by the Company were exchanged to 5 million common shares newly issued by UNIMICRON.

Note D:
When the Company’s share of losses of an associate equals or exceeds its interest in that associate, the Company discontinues recognizing its share of further losses. Additional losses and liabilities are recognized only to the extent that the Company has incurred legal or constructive obligations or made payments on behalf of that associate.

Note E:
TRIKNIGHT executed a capital reduction and refunded NT$960 million and NT$760 million based on UMC’s stockholding percentage for the years ended December 31, 2023 and 2024, respectively. UMC’s stockholding percentage remains unchanged.

Note F:
HSUN CHIEH executed a capital reduction and refunded NT$343 million and NT$343 million based on UMC’s stockholding percentage for the years ended December 31, 2023 and 2024, respectively. UMC’s stockholding percentage remains unchanged.

Note G:	The Company follows international accounting practices in equity accounting for limited partnerships and uses the equity method to account for these investees.
Cash dividends from investments accounted for under the equity method for the years ended December 31, 2023 and 2024 were NT$1,870 million and NT$1,071 million, respectively. As of December 31, 2023 and 2024, all of the abovementioned cash dividends has been received.
The carrying amount of investments accounted for using the equity method for which there are published price quotations amounted to NT$18,008 million and NT$18,231 million, as of December 31, 2023 and 2024, respectively. The fair value of these investments were NT$53,726 million and NT$43,305 million as of December 31, 2023 and 2024, respectively.
Although the Company is the largest shareholder of some associates, after comprehensive assessment, the Company does not own the major voting rights as the remaining voting rights holders are able to align and prevent the Company from ruling the relevant operation. Therefore, the Company does not control but has significant influence over the aforementioned associates.
None of the aforementioned associates were pledged.

b.	Financial information of associates:
There is no individually significant associate for the Company. When an associate is a foreign operation, and the functional currency of the foreign entity is different from the Company, an exchange difference arising from translation of the foreign entity will be recognized in other comprehensive income (loss). Such exchange differences recognized in other comprehensive income (loss) in the financial statements for the years ended December 31, 2022, 2023 and 2024 were NT$103 million, NT$(3) million and NT$55 million, respectively, which were not included in the following table.
The aggregate amount of the Company’s share of all its individually immaterial associates that are accounted for using the equity method were as follows:

	For the years ended December 31,
	2022	2023	2024
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Profit from continuing operations	$1,626,103	$4,307,614	$1,238,628
Other comprehensive income (loss)	(1,706,960)	1,540,436	570,493

Total comprehensive income (loss)	$(80,857)	$5,848,050	$1,809,121

(8)	Property, Plant and Equipment

a.	2023
Assets Used by the Company:
Cost:

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2023	$1,470,216	$37,597,769	$953,819,688	$64,923	$8,061,993	$63,075	$55,363,943	$1,056,441,607
Additions	—	223,177	—	—	—	—	82,213,765	82,436,942
Disposals	—	(12,160)	(6,475,636)	—	(112,396)	—	(33,581)	(6,633,773)
Transfers and reclassifications	—	902,122	77,170,979	7,104	953,582	3,379	(54,194,544)	24,842,622
Exchange effect	(39,878)	(341,045)	(3,016,210)	(315)	(29,711)	(631)	(990,932)	(4,418,722)

As of December 31, 2023	$1,430,338	$38,369,863	$1,021,498,821	$71,712	$8,873,468	$65,823	$82,358,651	$1,152,668,676

Accumulated Depreciation and Impairment:
	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Constru ct ion in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2023	$—	$22,731,506	$857,737,785	$51,597	$6,697,517	$59,383	$—	$887,277,788
Depreciation	—	1,416,727	35,031,869	4,924	490,468	4,149	—	36,948,137
Disposals	—	(12,160)	(6,468,067)	—	(112,330)	—	—	(6,592,557)
Exchange effect	—	(107,933)	(2,212,913)	(264)	(19,642)	(494)	—	(2,341,246)

As of December 31, 2023	$—	$24,028,140	$884,088,674	$56,257	$7,056,013	$63,038	$—	$915,292,122

Net carrying amount:
As of December 31, 2023	$1,430,338	$14,341,723	$137,410,147	$15,455	$1,817,455	$2,785	$82,358,651	$237,376,554

Assets Subject to Operating Leases:
Cost:

	Land	Buildings	Machinery and equipment	Furniture and fixtures	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2023	$545,787	$2,443,247	$6,345	$1,334,291	$4,329,670
Transfers and reclassifications	—	—	—	54,469	54,469
Exchange effect	(6,084)	(2,330)	—	(3,020)	(11,434)

As of December 31, 2023	$539,703	$2,440,917	$6,345	$1,385,740	$4,372,705

Accumulated Depreciation and Impairment:
	Land	Buildings	Machinery and equipment	Furniture and fixtures	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2023	$—	$1,202,812	$6,345	$1,302,266	$2,511,423
Depreciation	—	94,944	—	23,395	118,339
Exchange effect	—	(688)	—	(3,063)	(3,751)

As of December 31, 2023	$—	$1,297,068	$6,345	$1,322,598	$2,626,011

Net carrying amount:
As of December 31, 2023	$539,703	$1,143,849	$—	$63,142	$1,746,694

b.	2024
Assets Used by the Company:
Cost:

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2024	$1,430,338	$38,369,863	$1,021,498,821	$71,712	$8,873,468	$65,823	$82,358,651	$1,152,668,676
Additions	—	32,999	—	—	—	—	76,514,788	76,547,787
Disposals	—	(1,019)	(2,198,549)	—	(73,357)	(43)	(708)	(2,273,676)
Disposal of a subsidiary	—	(119,322)	—	—	(40,364)	—	—	(159,686)
Transfers and reclassifications	—	26,772,957	93,484,809	5,087	717,154	—	(117,585,901)	3,394,106
Exchange effect	(19,542)	532,534	13,761,646	1,221	56,331	2,627	3,480,772	17,815,589

As of December 31, 2024	$1,410,796	$65,588,012	$1,126,546,727	$78,020	$9,533,232	$68,407	$44,767,602	$1,247,992,796

Accumulated Depreciation and Impairment:
	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2024	$—	$24,028,140	$884,088,674	$56,257	$7,056,013	$63,038	$—	$915,292,122
Depreciation	—	1,474,732	42,716,755	4,663	521,994	1,879	—	44,720,023
Disposals	—	(109)	(2,153,787)	—	(72,920)	(43)	—	(2,226,859)
Disposal of a subsidiary	—	(27,083)	—	—	(20,056)	—	—	(47,139)
Exchange effect	—	199,320	12,658,149	813	49,355	2,590	—	12,910,227

As of December 31, 2024	$—	$25,675,000	$937,309,791	$61,733	$7,534,386	$67,464	$—	$970,648,374

Net carrying amount:
As of December 31, 2024	$1,410,796	$39,913,012	$189,236,936	$16,287	$1,998,846	$943	$44,767,602	$277,344,422

Assets Subject to Operating Leases:
Cost:

	Land	Buildings	Machinery and equipment	Furniture and fixtures	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2024	$539,703	$2,440,917	$6,345	$1,385,740	$4,372,705
Transfers and reclassifications	—	2,000	—	15,166	17,166
Exchange effect	(2,982)	18,095	—	8,558	23,671

As of December 31, 2024	$536,721	$2,461,012	$6,345	$1,409,464	$4,413,542

Accumulated Depreciation and Impairment:
	Land	Buildings	Machinery and equipment	Furniture and fixtures	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2024	$—	$1,297,068	$6,345	$1,322,598	$2,626,011
Depreciation	—	39,193	—	14,235	53,428
Exchange effect	—	10,945	—	8,543	19,488

As of December 31, 2024	$—	$1,347,206	$6,345	$1,345,376	$2,698,927

Net carrying amount:
As of December 31, 2024	$536,721	$1,113,806	$—	$64,088	$1,714,615

c.	Details of interest expense capitalized were as follows:

	For the years ended December 31,
	2023	2024
	NT$	NT$
	(In Thousands)	(In Thousands)
Interest expense capitalized	$9,355	$13,560

Interest rates applied	1.48% - 1.65%	1.52% - 1.96%

d.	Please refer to Note 8 for property, plant and equipment pledged as collateral.

(9)	Leases
The Company leases various properties, such as land (including land use right), buildings, machinery and equipment, transportation equipment and other equipment with lease terms of 2 to 31 years, except for the land use rights with lease term of 50 years. Most lease contracts of land located in R.O.C state that lease payments will be adjusted based on the announced land value. The Company does not have purchase options of leased land at the end of the lease terms.

a.	The Company as a lessee

(a)	Right-of-use Assets

	As of December 31,
	2023	2024
	NT$	NT$
	(In Thousands)	(In Thousands)
Land (including land use right)	$5,318,986	$5,755,484
Buildings	156,483	168,568
Machinery and equipment	1,506,824	2,082,479
Transportation equipment	16,356	12,561
Other equipment	1,706	19,923

Net	$7,000,355	$8,039,015

	For the years ended December 31,
	2023	2024
	NT$	NT$
Depreciation	(In Thousands)	(In Thousands)

Land (including land use right)	$377,593	$377,882
Buildings	93,610	87,486
Machinery and equipment	203,606	220,734
Transportation equipment	13,267	10,852
Other equipment	3,004	1,697

Total	$691,080	$698,651

i.	For the years ended December 31, 2023 and 2024, the Company’s addition to right-of-use assets amounted to NT$206 million and NT$1,683 million, respectively.

ii.	Please refer to Note 8 for right-of-use assets pledged as collateral.

(b)	Lease Liabilities

	As of December 31,
	2023	2024
	NT$	NT$
	(In Thousands)	(In Thousands)
Current	$514,324	$636,357
Non-current	4,878,863	5,782,659

Total	$5,393,187	$6,419,016

Please refer to Note 6(24) for the interest expenses on the lease liabilities.
b.	The Company as a lessor
The Company entered into leases on certain property, plant and equipment which are classified as operating leases as they did not transfer substantially all of the risks and rewards incidental to ownership of the underlying assets. The main contracts are to lease the dormitory to the employees with cancellation clauses. Please refer to Note 6(8) for relevant disclosure of property, plant and equipment for operating leases.

(10)	Intangible Assets
2023
Cost
:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2023	$15,012	$5,669,787	$3,422,432	$2,953,984	$12,061,215
Additions	—	1,399,699	346,896	999,510	2,746,105
Write-off	—	(1,498,642)	(1,826,383)	(632,860)	(3,957,885)
Reclassifications	—	(5,855)	—	—	(5,855)
Exchange effect	—	(98,912)	(169,404)	(9,993)	(278,309)

As of December 31, 2023	$15,012	$5,466,077	$1,773,541	$3,310,641	$10,565,271

Accumulated Amortization and Impairment
:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2023	$7,398	$2,689,397	$2,597,513	$2,491,707	$7,786,015
Amortization	—	1,741,898	277,768	535,944	2,555,610
Write-off	—	(1,498,642)	(1,826,383)	(632,860)	(3,957,885)
Exchange effect	—	(41,822)	(139,933)	(9,269)	(191,024)

As of December 31, 2023	$7,398	$2,890,831	$908,965	$2,385,522	$6,192,716

Net carrying amount:
As of December 31, 2023	$7,614	$2,575,246	$864,576	$925,119	$4,372,555

2024
Cost
:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2024	$15,012	$5,466,077	$1,773,541	$3,310,641	$10,565,271
Additions	—	1,328,781	95,245	860,615	2,284,641
Write-off	—	(1,290,196)	(214,874)	(1,215,013)	(2,720,083)
Disposal of a subsidiary	—	(3,151)	—	—	(3,151)
Reclassifications	—	7,363	—	—	7,363
Exchange effect	—	(32,375)	388,567	(4,971)	351,221

As of December 31, 2024	$15,012	$5,476,499	$2,042,479	$2,951,272	$10,485,262

Accumulated Amortization and Impairment
:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2024	$7,398	$2,890,831	$908,965	$2,385,522	$6,192,716
Amortization	—	1,656,180	216,437	763,921	2,636,538
Write-off	—	(1,290,196)	(214,874)	(1,215,013)	(2,720,083)
Disposal of a subsidiary	—	(2,025)	—	—	(2,025)
Exchange effect	—	(23,675)	252,269	(4,793)	223,801

As of December 31, 2024	$7,398	$3,231,115	$1,162,797	$1,929,637	$6,330,947

Net carrying amount:
As of December 31, 2024	$7,614	$2,245,384	$879,682	$1,021,635	$4,154,315

The amortization amounts of intangible assets were as follows:

	For the years ended December 31,
	2023	2024
	NT$	NT$
	(In Thousands)	(In Thousands)
Operating costs	$1,144,960	$999,321

Operating expenses	$1,410,650	$1,637,217

(11)	Short-Term Loans

	As of December 31,
	2023	2024
	NT$	NT$
	(In Thousands)	(In Thousands)
Unsecured bank loans	$13,530,000	$8,515,000

	As of December 31,
	2023	2024
Interest rates applied	1.69% - 2.65%	1.87% - 2.99%

(12)	Financial Liabilities at Fair Value through Profit or Loss, Current

	As of December 31,
	2023	2024
	NT$	NT$
	(In Thousands)	(In Thousands)
Embedded derivatives in exchangeable bonds	$1,019,362	$899,961
Forward exchange contracts	—	1,039

Total	$1,019,362	$901,000

(13)	Bonds Payable

	As of December 31,
	2023	2024
	NT$	NT$
	(In Thousands)	(In Thousands)
Unsecured domestic bonds payable	$33,100,000	$24,600,000
Unsecured exchangeable bonds payable	5,757,373	5,757,373
Less: Discounts on bonds payable	(498,021)	(305,805)

Total	38,359,352	30,051,568
Less: Current or exchangeable portion due within one year	(13,779,701)	(5,466,589)

Net	$24,579,651	$24,584,979

a.	UMC issued domestic unsecured corporate bonds. The terms and conditions of the bonds are as follows:

Term	Issuance date	Issued amount	Coupon rate	Repayment
Ten-year	In mid-June 2014	NT$3,000 million	1.95%	Interest was paid annually and the principal was fully repaid in June 2024.
Seven-year	In late March 2017	NT$2,100 million	1.43%	Interest was paid annually and the principal was fully repaid in March 2024.
Seven-year	In early October 2017	NT$3,400 million	1.13%	Interest was paid annually and the principal was fully repaid in October 2024.
Five-year	In late April 2021	NT$5,500 million	0.57%	Interest will be paid annually and the principal will be repayable in April 2026 upon maturity.
Seven-year	In late April 2021	NT$2,000 million	0.63%	Interest will be paid annually and the principal will be repayable in April 2028 upon maturity.
Ten-year (Green bond)	In late April 2021	NT$2,100 million	0.68%	Interest will be paid annually and the principal will be repayable in April 2031 upon maturity.
Five-year	In mid-December 2021	NT$5,000 million	0.63%	Interest will be paid annually and the principal will be repayable in December 2026 upon maturity.
Five-year (Green bond)	In mid-September 2023	NT$10,000 million	1.62%	Interest will be paid annually and the principal will be repayable in September 2028 upon maturity.

b.
On July 7, 2021, UMC issued
SGX-ST
listed currency linked zero coupon exchangeable bonds. In accordance with IFRS 9, the value of the exchange right, call option and put option (together referred to as Option) of the exchangeable bonds was separated from the host and accounted for as “financial liabilities at fair value through profit or loss, current”. The effective rate of the host bond was 3.49%. The terms and conditions of the bonds are as follows:

i.	Issue Amount: USD 400 million

ii.	Period: July 7, 2021 - July 7, 2026 (Maturity Date)

iii.	Redemption:

(i)
UMC may, at its option, redeem in whole or in part at the principal amount of the bonds with an interest calculated at the rate of
-0.625%
per annum (the Early Redemption Amount) at any time after the third anniversary from the issue date and prior to the Maturity Date, if the closing price of the common shares of NOVATEK on the TWSE, converted into U.S. dollars at the prevailing exchange rate, for 20 out of 30 consecutive trading days prior to the publication of the redemption notice is at least 130% of the quotient of the Early Redemption Amount multiplied by the then exchange price (converted into U.S. dollars at the Fixed Exchange Rate), divided by the principal amount of the bonds. The Early Redemption Amount will be converted into NTD based on the Fixed Exchange Rate (NTD 27.902=USD 1.00), and this fixed NTD amount will then be converted using the prevailing exchange rate at the time of redemption for payment in USD.

(ii)
UMC may redeem the outstanding bonds in whole, but not in part, at the Early Redemption Amount, in the event that over 90% of the bonds have been previously redeemed, repurchased and cancelled or exchanged.

(iii)
In the event of any change in ROC taxation resulting in increase of tax obligation or the necessity to pay additional interest expense or increase of additional costs to UMC, UMC may redeem the outstanding bonds in whole, but not in part, at the Early Redemption Amount. Bondholders may elect not to have their bonds redeemed but with no entitlement to any additional amounts or reimbursement of additional taxes.

(iv)	All or any portion of the bonds will be redeemable at put price at the option of bondholders on July 7, 2024 at 98.14% of the principal amount.

(v)
In the event that the common shares of NOVATEK cease to be listed or are suspended from trading for a period equal to or exceeding 30 consecutive trading days on the TWSE, each bondholder shall have the right to require UMC to redeem the bonds, in whole but not in part, at the Early Redemption Amount.

(vi)
Upon the occurrence of a change of control (as defined in the indenture) of UMC, each bondholder shall have the right to require UMC to redeem the bonds, in whole but not in part, at the Early Redemption Amount.

iv.	Terms of Exchange:

(i)	Underlying Securities: Common Shares of NOVATEK

(ii)
Exchange Period: The bonds are exchangeable at any time on or after October 8, 2021 and prior to June 27, 2026, into NOVATEK common shares. If for any reason UMC does not have sufficient NOVATEK common shares to deliver upon the exchange of any bond, then, UMC will pay to the exchanging bondholder an amount in U.S. dollars equal to the product of the volume-weighted average closing price per NOVATEK common share on the TWSE for five consecutive trading days starting from and including the applicable exercise date (as defined in the indenture) (or such fewer number of trading days as are available within ten days starting from and including the applicable exercise date) each converted into USD at the prevailing rate on the day preceding the applicable trading day and the number of NOVATEK common shares that UMC is unable to deliver. Provided, however, that if the exercise date falls within 5 business days from the beginning of, and during, any closed period, the right of the converting holder of the bonds to vote with respect to the shares it receives will be subject to certain restrictions.

(iii)
Exchange Price and Adjustment: The exchange price was originally NT$731.25 per NOVATEK common share. The exchange price will be subject to adjustments upon the occurrence of certain events set out in the indenture. The exchange price was NT$506.0 per NOVATEK common share on December 31, 2024.

v.	Redemption on the Maturity Date:
The bonds will be redeemed with 96.92% principal amount on the maturity date unless:

(i)	UMC shall have redeemed the bonds at the option of UMC, or the bonds shall have been redeemed at option of the bondholder,

(ii)	The bondholders shall have exercised the exchange right before maturity, or

(iii)	The bonds shall have been redeemed or repurchased by UMC and cancelled.
On July 7, 2024, there were no bondholders that required UMC to redeem the outstanding exchangeable bonds.
As of December 31, 2023 and 2024, UMC has cumulatively repurchased and cancelled the outstanding principal amount of exchangeable bonds totaling USD 187.1 million and USD 187.1 million, respectively with derecognition of the related derivative financial liabilities.

(14)	Long-Term Loans

a.	Details of long-term loans as of December 31, 2023 and 2024 were as follows:

	As of December 31,
Lenders	2023	2024	Redemption
	NT$	NT$
	(In Thousands)	(In Thousands)
Secured Long-Term Loan from Mega International Commercial Bank (1)	$4,866	$—	Repayable quarterly from October 24, 2019 to October 24, 2024 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Mega International Commercial Bank (2)	13,765	9,529	Repayable quarterly from February 23, 2022 to February 22, 2027 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Mega International Commercial Bank (3)	46,265	32,029	Repayable quarterly from December 22, 2022 to February 23, 2027 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Mega International Commercial Bank (4)	—	41,050	Repayable monthly from April 10, 2024 to March 15, 2031 with monthly interest payments. Interest-only payment for the first three years.
Secured Long-Term Loan from Taiwan Cooperative Bank (1)	23,784	11,892	Repayable quarterly from October 19, 2015 to October 19, 2025 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Taiwan Cooperative Bank (2)	20,000	8,000	Repayable monthly from August 13, 2020 to August 13, 2025 with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (3)	10,345	4,138	Repayable monthly from October 29, 2020 to August 29, 2025 with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (4)	58,916	33,667	Repayable monthly from April 15, 2021 to April 15, 2026 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Taiwan Cooperative Bank (5)	34,400	34,400	Repayable quarterly from December 28, 2023 to December 28, 2028 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Taiwan Cooperative Bank (6)	—	19,500	Repayable monthly from October 15, 2024 to October 15, 2031 with monthly interest payments. Interest-only payment for the first and the second year.
Secured Syndicated Loans from China Development Bank and 6 others	11,766,832	10,025,233	Repayable semi-annually from March 19, 2021 to March 18, 2031 with semi-annually interest payments. Interest-only payment for the first and the second year.
Secured Long-Term Loan from First Commercial Bank (1)	35,668	24,076	Repayable monthly from December 2, 2021 to December 2, 2026 with monthly interest payments. Interest-only payment for the first year.

	As of December 31,
Lenders	2023	2024	Redemption
	NT$	NT$
	(In Thousands)	(In Thousands)
Secured Long-Term Loan from First Commercial Bank (2)	—	63,080	Repayable monthly from March 22, 2024 to March 15, 2031 with monthly interest payments. Interest-only payment for the first three years.
Secured Long-Term Loan from KGI Bank	21,000	21,000	Settlement due on December 25, 2026 with monthly interest payments.
Secured Long-Term Loan from Shanghai Commercial Bank (1)	16,650	11,100	Repayable monthly from January 19, 2022 to December 15, 2026 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Shanghai Commercial Bank (2)	4,980	4,046	Repayable quarterly from March 23, 2023 to March 15, 2028 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Shanghai Commercial Bank (3)	45,000	36,563	Repayable quarterly from June 6, 2023 to March 15, 2028 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Shanghai Commercial Bank (4)	—	9,100	Repayable quarterly from September 20, 2024 to March 15, 2028 with monthly interest payments.
Secured Long-Term Loan from CTBC Bank	131,750	131,750	Repayable semi-annually from September 25, 2023 to September 25, 2028 with monthly interest payments. Interest-only payment for the first and the second year.
Unsecured Long-Term Loan from Bank of China	1,515,790	1,237,490	Repayable semi-annually from June 24, 2023 to June 24, 2026 with quarterly interest payments.
Unsecured Long-Term Loan from Bank of Taiwan (1)	1,333,333	666,666	Repayable quarterly from March 24, 2023 to December 24, 2025 with monthly interest payments.
Unsecured Long-Term Loan from Bank of Taiwan (2)	—	2,000,000	Repayable quarterly from November 24, 2026 to November 24, 2028 with monthly interest payments.
Unsecured Long-Term Loan from Mega International Commercial Bank	—	77,250	Repayable monthly from April 10, 2024 to March 15, 2031 with monthly interest payments. Interest-only payment for the first three years.
Unsecured Long-Term Loan from Taiwan Cooperative Bank (1)	—	115,970	Repayable monthly from April 10, 2024 to March 15, 2031 with monthly interest payments. Interest-only payment for the first and the second year.

	As of December 31,
Lenders	2023	2024	Redemption
	NT$	NT$
	(In Thousands)	(In Thousands)
Unsecured Long-Term Loan from Taiwan Cooperative Bank (2)	—	3,000,000	Repayable quarterly from July 17, 2027 to July 17, 2029 with monthly interest payments.
Unsecured Long-Term Loan from Eastern International Bank	—	59,380	Repayable monthly from April 10, 2024 to March 15, 2029 with monthly interest payments. Interest-only payment for the first and the second year.
Unsecured Revolving Loan from First Commercial Bank (1) (Note A)	800,000	—	Settlement due on July 13, 2028 with monthly interest payments.
Unsecured Revolving Loan from First Commercial Bank (2) (Note B)	—	800,000	Settlement due on August 22, 2029 with monthly interest payments.
Unsecured Revolving Loan from Yuanta Commercial Bank (Note C)	3,000,000	2,000,000	Repayable annually from March 2, 2023 to March 2, 2026 with monthly interest payments.
Unsecured Revolving Loan from CTBC Bank (Note D)	4,000,000	—	Settlement due on July 20, 2025 with monthly interest payments.
Unsecured Revolving Loan from Mega International Commercial Bank (Note E)	—	3,000,000	Repayable semi-annually from November 28, 2025 to May 28, 2028 with monthly interest payments.
Unsecured Revolving Loan from Taipei Fubon Bank (Note F)	—	3,000,000	Repayable annually from January 20, 2026 to January 20, 2029 with monthly interest payments.
Unsecured Revolving Loan from DBS Bank (Note G)	—	4,700,000	Settlement due on December 25, 2029 with monthly interest payments.
Unsecured Revolving Loan from DBS Bank (Taiwan) (Note H)	—	4,000,000	Settlement due on December 13, 2029 with monthly interest payments.
Unsecured Revolving Loan from Australia and New Zealand Bank (Note I)	—	1,300,000	Settlement due on September 26, 2029 with monthly interest payments.

Subtotal	22,883,344	36,476,909
Less: Current portion	(2,227,096)	(5,528,409)

Total	$20,656,248	$30,948,500

	As of December 31,
	2023	2024
Interest rates applied	1.67% - 6.56%	1.53% - 5.49%

Note A:
First Commercial Bank approved the
1-year
credit loan on April 25, 2023, which offered UMC a revolving line of credit of NT$2 billion starting from the approval date to April 24, 2024. As of December 31, 2023, the unused line of credit was NT$1.2 billion.

Note B:
First Commercial Bank approved the
1-year
credit loan on July 9, 2024, which offered UMC a revolving line of credit of NT$2 billion starting from the approval date to July 9, 2025. As of December 31, 2024, the unused line of credit was NT$1.2 billion.

Note C:
UMC entered into a
5-year
loan agreement with Yuanta Commercial Bank, effective from March 3, 2021. The agreement offered UMC a revolving line of credit of NT$4 billion. This line of credit will be reduced starting from the end of the second year after the contract date and every twelve months thereafter, with a total of four adjustments. The expiration date of the agreement is March 2, 2026. As of December 31, 2023 and 2024, the unused line of credit were both nil.

Note D:
UMC entered into a
5-year
loan agreement with CTBC Bank, effective from December 24, 2021. The agreement offered UMC a revolving line of credit of NT$4 billion. The expiration date of the agreement is July 20, 2025. As of December 31, 2023 and 2024, the unused line of credit were nil and NT$4 billion, respectively.

Note E:
UMC entered into a
5-year
loan agreement with Mega International Commercial Bank, effective from November 28, 2022. The agreement offered UMC a revolving line of credit of NT$5 billion. This line of credit will be reduced starting from the end of the two years and five months after the first use and every six months thereafter, with a total of six adjustments. The expiration date of the agreement is May 28, 2028. As of December 31, 2023 and 2024, the unused line of credit were NT$5 billion and NT$2 billion, respectively.

Note F:
UMC entered into a
5-year
loan agreement with Taipei Fubon Bank, effective from July 20, 2023. The agreement offered UMC a revolving line of credit of NT$3 billion. This line of credit will be reduced starting from the end of the second year after the first use and every twelve months thereafter, with a total of four adjustments. The expiration date of the agreement is January 20, 2029. As of December 31, 2023 and 2024, the unused line of credit were NT$3 billion and nil, respectively.

Note G:
UMC entered into a
5-year
loan agreement with DBS Bank, effective from March 29, 2024. The agreement offered UMC a revolving line of credit of NT$6 billion. The expiration date of the agreement is March 29, 2029. As of December 31, 2024, the unused line of credit was NT$1.3 billion.

Note H:
UMC entered into a
5-year
loan agreement with DBS Bank (Taiwan), effective from October 10, 2024. The agreement offered UMC a revolving line of credit of NT$4 billion. The expiration date of the agreement is October 10, 2029. As of December 31, 2024, the unused line of credit was nil.

Note I:
UMC entered into a
5-year
loan agreement with Australia and New Zealand Bank, effective from September 26, 2024. The agreement offered UMC a revolving line of credit of USD 300 million. The expiration date of the agreement is September 26, 2029. As of December 31, 2024, the unused line of credit was NT$8.5 billion (USD 260 million).

b.	Please refer to Note 8 for property, plant and equipment and right-of-use assets pledged as collateral for long-term loans.

c.
In 2016,
HEJIAN
resolved to provide endorsement for USCXM’s syndicated loan from banks including China Development Bank. The maximum amount of endorsement for the years ended December 31, 2023 and 2024 were NT$2,934 million and NT$1,800 million, respectively. As of December 31, 2023 and 2024, the actual amount provided were NT$1,686 million and NT$1,437 million, respectively.

d.
In 2017, UMC resolved to provide endorsement for USCXM’s syndicated loan from banks including China Development Bank. The maximum amount of endorsement for the years ended December 31, 2023 and 2024 were NT$10,351 million and NT$10,620 million, respectively. As of December 31, 2023 and 2024, the actual amount provided were NT$9,946 million and NT$8,477 million, respectively.

(15)	Post-Employment Benefits

a.	Defined contribution plan
The employee pension plan under the Labor Pension Act of R.O.C. is a defined contribution plan. Pursuant to the plan, UMC and its domestic subsidiaries make monthly contributions of 6% based on each individual employee’s salary or wage to employees’ pension accounts. Pension benefits for employees of the Singapore branch and subsidiaries overseas are provided in accordance with the local regulations. Total pension expenses of NT$1,880 million, NT$1,655 million and NT$1,978 million were contributed by the Company for the years ended December 31, 2022, 2023 and 2024, respectively.

b.	Defined benefit plan
The employee pension plan mandated by the Labor Standards Act of R.O.C. is a defined benefit plan. The pension benefits are disbursed based on the units of service years and average monthly salary prior to retirement according to the Labor Standards Act. Two units per year are awarded for the first 15 years of services while one unit per year is awarded after the completion of the 15th year and the total units will not exceed 45 units. UMC contributes an amount equivalent to 2% of the employees’ total salaries and wages on a monthly basis to the pension fund deposited with the Bank of Taiwan under the name of a pension fund supervisory committee. The pension fund is managed by the government’s designated authorities and therefore is not included in the Company’s consolidated financial statements. For the years ended December 31, 2022, 2023 and 2024, total pension expenses of NT$34 million, NT$45 million and NT$35 million, respectively, were recognized by UMC.

i.	Movements in present value of defined benefit obligation during the year:

	For the years ended December 31,
	2023	2024
	NT$	NT$
	(In Thousands)	(In Thousands)
Defined benefit obligation at beginning of year	$(5,106,623)	$(4,665,498)
Items recognized as profit or loss:
Service cost	(9,893)	(8,435)
Interest cost	(63,322)	(55,986)

Subtotal	(73,215)	(64,421)

Remeasurements recognized in other comprehensive income (loss):
Arising from changes in demographic assumptions	—	(142,117)
Arising from changes in financial assumptions	166,401	98,669
Experience adjustments	226,634	20,669

Subtotal	393,035	(22,779)

Benefits paid	121,305	359,975

Defined benefit obligation at end of year	$(4,665,498)	$(4,392,723)

ii.	Movements in fair value of plan assets during the year:

	For the years ended December 31,
	2023	2024
	NT$ (In Thousands)	NT$ (In Thousands)
Beginning balance of fair value of plan assets	$2,237,221	$2,460,413
Items recognized as profit or loss:
Interest income on plan assets	27,742	29,525
Contribution by employer	307,556	619,281
Benefits paid	(121,305)	(359,975)
Remeasurements recognized in other comprehensive income (loss):
Return on plan assets, excluding amounts included in interest income	9,199	211,230

Fair value of plan assets at end of year	$2,460,413	$2,960,474

The actual returns on plan assets of UMC for the years ended December 31, 2023 and 2024 were NT$37 million and NT$241 million, respectively.
iii.	The defined benefit plan recognized on the consolidated balance sheets were as follows:

	As of December 31,
	2023	2024
	NT$ (In Thousands)	NT$ (In Thousands)
Present value of the defined benefit obligation	$(4,665,498)	$(4,392,723)
Fair value of plan assets	2,460,413	2,960,474

Funded status	(2,205,085)	(1,432,249)

Net defined benefit liabilities, noncurrent recognized on the consolidated balance sheets	$(2,205,085)	$(1,432,249)

iv.	The major categories of plan assets as a percentage of the fair value of the total plan assets are as follows:

	As of December 31,
	2023	2024
Cash	21%	21%
Equity instruments	46%	47%
Debt instruments	23%	21%
Others	10%	11%
Employee pension fund is deposited under a trust administered by the Bank of Taiwan. The overall expected rate of return on assets is determined based on historical trend and actuaries’ expectations on the assets’ returns in the market over the obligation period. Furthermore, the utilization of the fund is determined by the labor pension fund supervisory committee, which also guarantees the minimum earnings to be no less than the earnings attainable from interest rates offered by local banks for two-year
time deposits.

v.	The principal underlying actuarial assumptions are as follows:

	As of December 31,
	2023	2024
Discount rate	1.20%	1.59%
Rate of future salary increase	3.50%	3.50%
vi.	Expected future benefit payments are as follows:

Year	As of December 31, 2024
NT$ (In Thousands)
2025	$404,452
2026	367,702
2027	387,394
2028	384,106
2029	391,245
2030 and thereafter	3,010,989

Total	$4,945,888

UMC expects to make pension fund contribution of NT$490 million in 2025. The weighted-average durations of the defined benefit obligation were 6 years and 8 years as of December 31, 2023 and 2024, respectively.

vii.	Sensitivity analysis:

As of December 31, 2023
	Discount rate		Rate of future salary increase
	0.5% increase	0.5% decrease	0.5% increase	0.5% decrease
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Decrease (increase) in defined benefit obligation	$137,615	$(144,683)	$(117,784)	$113,478

As of December 31, 2024
	Discount rate		Rate of future salary increase
	0.5% increase	0.5% decrease	0.5% increase	0.5% decrease
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Decrease (increase) in defined benefit obligation	$154,095	$(163,088)	$(137,421)	$131,562

The sensitivity analyses above have been determined based on a method that extrapolates the impact on the net defined benefit obligation as a result of reasonable changes in key assumptions occurring at the end of the reporting period.
(16)	Deferred Government Grants

	As of December 31,
	2023	2024
	NT$ (In Thousands)	NT$ (In Thousands)
Beginning balance	$4,677,444	$2,547,022
Arising during the period	591,086	2,131,264
Recorded in profit or loss:
Other operating income	(2,663,843)	(841,091)
Exchange effect	(57,665)	123,833

Ending balance	$2,547,022	$3,961,028

Current (classified under other current liabilities)	$717,457	$906,935
Non-current (classified under other noncurrent liabilities)	1,829,565	3,054,093

Total	$2,547,022	$3,961,028

The significant government grants related to equipment acquisitions received by the Company are amortized as income over the useful lives of related equipment and recorded in the net other operating income and expenses.

(17)	Refund Liabilities (classified under other current liabilities)

	As of December 31,
	2023	2024
	NT$ (In Thousands)	NT$ (In Thousands)

Refund liabilities	$3,033,576	$3,918,437

(18)	Provisions

	As of December 31,
	2023	2024
	NT$ (In Thousands)	NT$ (In Thousands)
Onerous Contracts (classified under other current liabilities)	$57,800	$281,244
Decommissioning Liabilities (classified under other noncurrent liabilities)	602,433	695,168

Total	$660,233	$976,412

	Onerous Contracts	Decommissioning Liabilities
	NT$ (In Thousands)	NT$ (In Thousands)
Balance as of January 1, 2024	$57,800	$602,433
Arising during the period	254,809	32,999
Unused provision reversed	(33,567)	—
Discount rate adjustment and unwinding of discount from the passage of time	—	17,776
Exchange effect	2,202	41,960

Balance as of December 31, 2024	$281,244	$695,168

When the Company expects that the unavoidable costs of fulfilling the contractual obligations exceed the expected economic benefits from the contracts, the present obligation under the onerous contract are recognized and measured as provisions.
Under certain applicable agreement, the Company is obligated to dismantling and removing the items of property, plant and equipment and restoring the site on which they are located. Accordingly, the Company recognized the liability pursuant to the present value of the estimated decommissioning and restoration cost.

(19)	Equity

a.	Capital stock:

i.
UMC had 26,000 million common shares authorized to be issued as of December 31, 2023 and 2024, of which 12,530 million shares and 12,561 million shares were issued as of December 31, 2023 and 2024, respectively, each at a par value of NT$10.

ii.
UMC had 121 million and 115 million ADSs, which were traded on the NYSE as of December 31, 2023 and 2024, respectively. The total number of common shares of UMC represented by all issued ADSs were 607 million shares and 576 million shares as of December 31, 2023 and 2024, respectively. One ADS represents five common shares.

iii.
On December 5, 2023 and December 5, 2024, UMC issued restricted stocks for its employees in a total of 27 million shares and 33 million shares with a par value of NT$10 each, respectively. The aforementioned issuance of new shares was approved by the competent authority and the registration was completed. Please refer to Note 6(20) for the information of restricted stocks.

iv.
For the years ended December 31, 2023 and 2024, UMC has recalled and cancelled 2 million shares and 2 million shares, respectively of unvested restricted stocks issued for employees according to the issuance plan. The aforementioned reduction of capital was approved by the competent authority and the registration was completed.

b.	Details of UMC’s stock (thousand shares) held by the Company’s associates are as follows:

	As of December 31,
	2023	2024
HSUN CHIEH	441,371	441,371
YANN YUAN	192,963	192,963
SUBTRON, the subsidiary of UNIMICRON (Note A)	47	47
SIS (Note B)	266,580	266,580

Total	900,961	900,961

Note A:	Beginning from January 2023, SUBTRON becomes an associate of the Company.

Note B:	Beginning from August 2023, SIS becomes an associate of the Company.

c.	Retained earnings and dividend policies:
According to UMC’s Articles of Incorporation, current year’s earnings, if any, shall be distributed in the following order:

i.	Payment of taxes.
ii.	Making up loss for preceding years.

iii.	Setting aside 10% for legal reserve, except for when accumulated legal reserve has reached UMC’s paid-in capital.

iv.	Appropriating or reversing special reserve by government officials or other regulations.

v.
The remaining, in addition to the previous year’s unappropriated earnings, UMC shall distribute it according to the distribution plan proposed by the Board of Directors according to the dividend policy and submitted to the shareholders’ meeting for approval.

Because UMC conducts business in a capital intensive industry and continues to operate in its growth phase, the dividend policy of UMC shall be determined pursuant to factors such as the investment environment, its funding requirements, domestic and overseas competitive landscape and its capital expenditure forecast, as well as shareholders’ interest, balancing dividends and UMC’s long-term financial planning. The Board of Directors shall propose the distribution plan and submit it to the shareholders’ meeting every year. The distribution of shareholders’ dividend shall be allocated as cash dividend in the range of 20% to 100%, and stock dividend in the range of 0% to 80%.
According to the regulations of Taiwan Financial Supervisory Commission (FSC), UMC is required to appropriate a special reserve in the amount equal to the sum of debit elements under equity, such as unrealized loss on financial instruments and debit balance of exchange differences on translation of foreign operations, at every year-end.
Such special reserve is prohibited from distribution. However, if any of the debit elements is reversed, the special reserve in the amount equal to the reversal may be released for offsetting accumulated deficits or earnings distribution.
The appropriation of earnings for 2023 was approved by the shareholders’ meeting held on May 30, 2024, while the appropriation of earnings for 2024 was proposed by the Board of Directors’ meeting on February 26, 2025. The details of appropriation were as follows:

	Appropriation of earnings (in thousand NT dollars)		Cash dividend per share (NT dollars)
	2023	2024	2023	2024
Legal reserve	$6,255,736	$4,738,237
Special reserve	(2,734,057)	—
Cash dividends	37,587,102	35,787,598	$3.00	$2.85
The aforementioned 2023 appropriation approved by shareholders’ meeting was consistent with the resolutions of the Board of Directors’ meeting held on February 27, 2024.
The cash dividend per share for 2023 was adjusted to NT$3.00011747 per share. The adjustment was due to the decrease of outstanding common shares from cancellation of the restricted stock in April 2024.
The appropriation of 2024 unappropriated retained earnings has not yet been approved by the shareholders’ meeting as of the reporting date. Information relevant to the Board of Directors’ meeting resolutions and shareholders’ meeting approval can be obtained from the “Market Observation Post System” on the website of the TWSE.
Please refer to Note 6(22) for information on the employees and directors’ compensation.

d.	Non-controlling interests:

	For the years ended December 31,
	2022	2023	2024
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Balance as of January 1	$223,181	$343,679	$340,859
Impact of retroactive applications	(66,089)	—	—

Adjusted balance as of January 1	157,092	343,679	340,859
Attributable to non-controlling interests:
Net income (loss)	819,960	450,184	(104,674)
Other comprehensive income (loss)	8	(14)	76
Share-based payment transactions	1,490	5,817	1,913
Changes in subsidiaries’ ownership	(1,339)	456	(7,910)
Non-controlling interests	5,456	4,187	26,349
Derecognition of the non-controlling interests	(638,988)	(463,450)	—

Ending balance	$343,679	$340,859	$256,613

(20)	Share-Based Payment

a.	Restricted stock plan for employees
The equity-settled share-based payment of restricted stock plans for employees in each year are as follows:

	2024 Plan	2022 Plan		2020 Plan
	1st tranche	1st tranche	2nd tranche	1st tranche	2nd tranche
Resolution date of UMC’s shareholders meeting	May 30, 2024		May 27, 2022		June 10, 2020
Maximum shares to be issued (in thousands)	66,000	50,000		233,200
Eligible employees	Qualified employees of the Company	Qualified employees of the Company		Qualified employees of UMC
Issuance of shares (in thousands)	32,956	23,060	26,728	200,030	1,268
Issuance date	December 5, 2024	December 5, 2022	December 5, 2023	September 1, 2020	June 9, 2021
Weighted-average fair value on the grant date (NT$/ per share)	$39.27	$44.40	$48.90	$21.80	$53.00
The aforementioned restricted stock plans for employees are issued gratuitously and have a duration of four years. Beginning from the end of two years since the date of grant, those employees who fulfill both service period and performance conditions set by UMC are gradually eligible to the vested restricted stocks at certain percentage and time frame. For those employees who fail to fulfill the vesting conditions, UMC will recall and cancel their stocks without consideration. Before any employee who has been granted restricted stock award shares fulfills the vesting conditions, the rights of the restricted stocks to attendance, proposal, statement, voting and election at the shareholders’ meeting shall be exercised by an entrusted institution according to a custodial agreement. Other rights of restricted stocks including but not limited to, the right to distribution of cash dividends, stock dividends, legal reserves and capital reserves, and the preemptive right for new shares of capital increase by cash, shall be the same as those of the outstanding common shares of UMC, but are restricted from selling, pledging, setting guarantee, transferring, granting, or disposing of the restricted stocks in any other ways. Related information can be obtained from the “Market Observation Post System” on the website of the TWSE.

The 2024 restricted stock plan for employees includes market conditions. The compensation cost for these market conditions was measured at fair value initially by using Monte Carlo Simulation on the grant date. The assumptions used are as follows:

2024 Plan
1st tranche
Share price of measurement date (NT$/ per share)	$44.60
Expected volatility	23.76% - 34.32%
Expected life	2 - 4 years
Risk-free interest rate	1.40% - 1.46%
For the aforementioned 2024, 2022 and 2020 plans, the unvested restricted stocks issued on the grant date for employees are recognized in unearned employee compensation as a transitional contra equity account and such account shall be amortized as compensation expense over the vesting period. For the years ended December 31, 2022, 2023 and 2024, the compensation costs of NT$1,352 million, NT$1,025 million and NT$775 million, respectively, were recognized in expenses by the Company.

b.	Stock appreciation right plan for employees
In September 2020 and June 2021, the Company executed a compensation plan to grant 26 million units and 1 million units of cash-settled stock appreciation right to qualified employees of the Company without consideration, respectively. One unit of stock appreciation right to employees represents a right to the intrinsic value of one common share of UMC. The life of the plan is four years. Beginning from the end of two years since the date of grant, those employees who fulfill both service period and performance conditions set by the Company are gradually eligible to the vested stock appreciation right at certain percentage and time frame. For those employees who fail to fulfill the vesting conditions, the Company will withdraw their rights without consideration. During the vesting period, the holders of the stock appreciation right are not entitled the same rights as those of common stock holders of UMC. The compensation plan, which was implemented in September 2020, expired in August 2024.

The compensation cost for the cash-settled share-based payment was measured at fair value initially by using Black-Scholes Option Pricing Model and will be remeasured at the end of each reporting period until settlement. As of December 31, 2024, the assumptions used are as follows:

Granted in June 2021
Share price of measurement date (NT$/ per share)	$43.05
Expected volatility	25.80%
Expected life	0.44 years
Expected dividend yield	6.46%
Risk-free interest rate	1.38%
For the years ended December 31, 2022, 2023 and 2024, the compensation costs of NT$210 million, NT$105 million and NT$20 million, respectively, were recognized in expenses by the Company. The liabilities for stock appreciation right recognized which were classified under other payables and other noncurrent liabilities amounted to NT$207 million and NT$8 million as of December 31, 2023 and 2024, respectively. The intrinsic value for the liabilities of vested rights was nil.

(21)	Operating Revenues

a.	Disaggregation of revenue

i.	By product

	For the years ended December 31,
	2022	2023	2024
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Wafer	$265,600,173	$211,750,622	$221,820,412
Others	13,105,091	10,782,378	10,482,172

Total	$278,705,264	$222,533,000	$232,302,584

ii.	By geography

	For the years ended December 31,
	2022	2023	2024
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Taiwan	$105,213,451	$68,360,231	$83,758,430
China (includes Hong Kong)	39,641,613	27,545,452	37,117,309
Japan	17,053,279	11,612,866	9,107,394
Korea	25,689,385	30,872,198	26,295,063
USA	67,352,671	59,103,051	58,117,650
Europe	23,711,284	24,932,099	17,902,262
Others	43,581	107,103	4,476

Total	$278,705,264	$222,533,000	$232,302,584

Beginning from 2023, the geographic breakdown of the Company’s operating revenues is based on the location where the Company’s customers are headquartered, and the comparative information in respect of the preceding period is also presented on a consistent basis.

iii.	By the timing of revenue recognition

	For the years ended December 31,
	2022	2023	2024
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
At a point in time	$276,175,120	$220,283,306	$229,505,369
Over time	2,530,144	2,249,694	2,797,215

Total	$278,705,264	$222,533,000	$232,302,584

b.	Contract balances

i.	Contract assets, current

	As of January 1,	As of December 31,
	2023	2023	2024
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Sales of goods and services	$766,691	$1,132,477	$1,043,680
Less: Loss allowance	(393,373)	(392,949)	(417,967)

Net	$373,318	$739,528	$625,713

The loss allowance was assessed by the Company primarily at an amount equal to lifetime expected credit losses. The loss allowance was mainly resulted from the suspension of the joint technology development agreement as disclosed in Note 9(7).

 ii.   Contract liabilities

	As of January 1,	As of December 31,
	2023	2023	2024
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)

Sales of goods and services	$3,985,003	$3,681,352	$2,660,181

Current	$3,546,815	$3,250,712	$2,200,561
Non-current	438,188	430,640	459,620

Total	$3,985,003	$3,681,352	$2,660,181

The movement of contract liabilities is mainly caused by the timing difference of the satisfaction of a performance of obligation and the consideration received from customers.
The Company recognized NT$2,871 million and NT$3,416 million, respectively, in revenues from the contract liabilities balance at the beginning of the period as performance obligations were satisfied for the years ended December 31, 2023 and 2024.

c.
The Company’s transaction price allocated to unsatisfied performance obligations amounted to NT$195 million and NT$355 million as of December 31, 2023 and 2024, respectively. The Company will recognize revenue as the Company satisfies its performance obligations over time that aligns with progress toward completion of a contract in the future. The estimate of the transaction price does not include any estimated amounts of variable consideration that are constrained.

d.	Asset recognized from costs to fulfill a contract with customer
As of December 31, 2023 and 2024, the Company recognized costs to fulfill engineering service contracts eligible for capitalization as other current assets which amounted to NT$877 million and NT$584 million, respectively. Subsequently, the Company will expense from costs to fulfill a contract to operating costs when the related obligations are satisfied.

(22)	Operating Costs and Expenses
The Company’s employee benefit, depreciation and amortization expenses are summarized as follows:

	For the years ended December 31,
	2022			2023			2024
	Operating costs	Operating expenses	Total	Operating costs	Operating expenses	Total	Operating costs	Operating expenses	Total
	NT$			NT$			NT$
	(In Thousands)			(In Thousands)			(In Thousands)
Employee benefit expenses
Salaries	$30,074,528	$13,928,646	$44,003,174	$26,693,905	$12,002,205	$38,696,110	$25,959,209	$11,485,738	$37,444,947
Labor and health insurance	1,368,803	471,788	1,840,591	1,502,553	557,543	2,060,096	1,383,016	527,153	1,910,169
Pension	1,489,076	424,752	1,913,828	1,240,577	460,079	1,700,656	1,511,302	501,915	2,013,217
Other employee benefit expenses	373,739	165,114	538,853	421,871	196,739	618,610	401,329	207,925	609,254
Depreciation	39,305,321	1,756,609	41,061,930	36,006,021	1,545,067	37,551,088	43,740,758	1,595,934	45,336,692
Amortization	1,470,912	1,370,422	2,841,334	1,277,920	1,448,561	2,726,481	1,041,562	1,654,002	2,695,564
According to UMC’s Articles of Incorporation, the employees and directors’ compensation shall be distributed in the following order:
UMC shall allocate no less than 5% of profit as employees’ compensation and no more than 0.2% of profit as directors’ compensation for each profitable fiscal year after offsetting any cumulative losses. The aforementioned employees’ compensation will be distributed in shares or cash. The employees of UMC’s subsidiaries who fulfill specific requirements stipulated by the Board of Directors may be granted such compensation. Directors may only receive compensation in cash. UMC may, by a resolution adopted by a majority vote at a meeting of the Board of Directors attended by two-thirds
of the total number of directors, distribute the aforementioned employees and directors’ compensation and report to the shareholders’ meeting for such distribution.
The Company recognized the employees and directors’ compensation in the profit or loss with corresponding other payables during the periods when earned for the years ended December 31, 2022, 2023 and 2024. The Board of Directors estimates the amount by taking into consideration the Articles of Incorporation, government regulations and industry averages. If the Board of Directors resolves to distribute employee compensation through stock, the number of stock distributed is calculated based on total employee compensation divided by the closing price of the day before the Board of Directors’ meeting. If the Board of Directors subsequently modifies the estimates significantly, the Company will recognize the change as an adjustment in the profit or loss in the subsequent period.
The distributions of employees and directors’ compensation for 2022 and 2023 were reported to the shareholders’ meeting on May 31, 2023 and May 30, 2024, respectively, while the distributions of employees and directors’ compensation for 2024 were approved through the Board of Directors’ meeting on February 26, 2025. The details of distribution were as follows:

	2022	2023	2024
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Employees’ compensation – Cash	$9,160,485	$5,439,059	$4,509,603
Directors’ compensation	45,000	45,000	45,000
The aforementioned employees and directors’ compensation for 2022 and 2023 reported during the shareholders’ meeting were consistent with the resolutions of the Board of Directors’ meeting held on February 22, 2023 and February 27, 2024, respectively.
Information relevant to the aforementioned employees and directors’ compensation can be obtained from the “Market Observation Post System” on the website of the TWSE.
(23)	Net Other Operating Income and Expenses

	For the years ended December 31,
	2022	2023	2024
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)

Government grants	$5,058,658	$3,862,001	$1,337,458
Rental income from property, plant and equipment	192,833	202,082	202,010
Gain on disposal of property, plant and equipment	482,983	268,293	72,402
Others	(394,827)	(330,050)	(287,961)

Total	$5,339,647	$4,002,326	$1,323,909

(24)	Non-Operating Income and Expenses

a.	Other gains and losses

	For the years ended December 31,
	2022	2023	2024
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Loss on valuation of financial assets and liabilities at fair value through profit or loss	$(1,247,962)	$(40,553)	$(320,956)
Gain (loss) on disposal of investments accounted for under the equity method	50,553	163,395	(2,093)
Others	62,869	100,254	20,345

Total	$(1,134,540)	$223,096	$(302,704)

b.	Finance costs

	For the years ended December 31,
	2022	2023	2024
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Interest expenses
Bonds payable	$486,079	$444,424	$500,757
Bank loans	1,100,840	833,548	963,263
Lease liabilities	166,928	179,367	196,457
Others	31,464	16,390	18,225
Financial expenses	81,018	96,645	77,398

Total	$1,866,329	$1,570,374	$1,756,100

(25)	Components of Other Comprehensive Income (Loss)

	For the year ended December 31, 2022
	Arising during the period	Reclassification adjustments during the period	Other comprehensive income (loss), before tax	Income tax effect	Other comprehensive income (loss), net of tax
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit pension plans	$296,804	$—	$296,804	$(59,361)	$237,443
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	(4,646,064)	—	(4,646,064)	(71,121)	(4,717,185)
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	(1,694,965)	—	(1,694,965)	123,483	(1,571,482)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	9,292,308	—	9,292,308	883,238	10,175,546
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	91,442	—	91,442	(23,672)	67,770

Total other comprehensive income (loss)	$3,339,525	$—	$3,339,525	$852,567	$4,192,092

	For the year ended December 31, 2023
	Arising during the period	Reclassification adjustments during the period	Other comprehensive income (loss), before tax	Income tax effect	Other comprehensive income (loss), net of tax
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit pension plans	$402,234	$—	$402,234	$(80,447)	$321,787
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	5,530,359	—	5,530,359	(243,057)	5,287,302
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	1,610,116	—	1,610,116	(90,891)	1,519,225
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(2,386,278)	—	(2,386,278)	386,660	(1,999,618)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	(73,005)	(1,413)	(74,418)	3,768	(70,650)

Total other comprehensive income (loss)	$5,083,426	$(1,413)	$5,082,013	$(23,967)	$5,058,046

	For the year ended December 31, 2024
	Arising during the period	Reclassification adjustments during the period	Other comprehensive income (loss), before tax	Income tax effect	Other comprehensive income (loss), net of tax
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit pension plans	$188,451	$—	$188,451	$(37,690)	$150,761
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	(539,327)	—	(539,327)	25,123	(514,204)
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	301,134	—	301,134	28,783	329,917
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	8,902,745	—	8,902,745	153,317	9,056,062
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	324,191	(817)	323,374	(24,317)	299,057

Total other comprehensive income (loss)	$9,177,194	$(817)	$9,176,377	$145,216	$9,321,593

(26)	Income Tax

a.	The major components of income tax expense (benefit) for the years ended December 31, 2022, 2023 and 2024 were as follows:

i.	Income tax expense (benefit) recorded in profit or loss

	For the years ended December 31,
	2022	2023	2024
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)

Current income tax expense (benefit):
Current income tax charge	$17,582,039	$6,426,598	$6,105,080
Adjustments in respect of current income tax of prior periods	(585,941)	(217,891)	(124,430)
Deferred income tax expense (benefit):
Deferred income tax related to origination and reversal of temporary differences	2,276,015	2,239,309	2,441,278
Deferred income tax related to recognition and derecognition of tax losses and unused tax credits	60,178	—	(34,010)
Deferred income tax related to changes in tax rates	—	—	68
Adjustment of prior year’s deferred income tax	8,611	(120,230)	(3,227)
Deferred income tax arising from write-down or reversal of write-down of deferred tax assets	(14,007)	(16,516)	(14,565)

Income tax expense recorded in profit or loss	$19,326,895	$8,311,270	$8,370,194

ii.	Deferred income tax related to components of other comprehensive income (loss)

(i)	Items that will not be reclassified subsequently to profit or loss:

	For the years ended December 31,
	2022	2023	2024
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)

Remeasurements of defined benefit pension plans	$(59,361)	$(80,447)	$(37,690)
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	(71,121)	(243,057)	25,123
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	123,483	(90,891)	28,783

Income tax related to items that will not be reclassified subsequently to profit or loss	$(6,999)	$(414,395)	$16,216

(ii) Items that may be reclassified subsequently to profit or loss:

	For the years ended December 31,
	2022	2023	2024
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Exchange differences on translation of foreign operations	$883,238	$386,660	$153,317
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	(23,672)	3,768	(24,317)

Income tax related to items that may be reclassified subsequently to profit or loss	$859,566	$390,428	$129,000

iii. Deferred income tax charged directly to equity

	For the years ended December 31,
	2022	2023	2024
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Adjustments of changes in net assets of associates and joint ventures accounted for using equity method	$(2,720)	$(1,117)	$1,174

b.	A reconciliation between income tax expense (benefit) and income before tax at UMC’s applicable tax rate were as follows:

	For the years ended December 31,
	2022	2023	2024
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Income before tax	$109,625,660	$68,450,404	$57,044,820

At UMC’s statutory income tax rate	21,925,132	13,690,081	11,408,964
Adjustments in respect of current income tax of prior periods	(585,941)	(217,891)	(124,430)
Net changes in loss carry-forward and investment tax credits	(465,152)	(2,179,234)	(2,026,085)
Adjustment of deferred tax assets/liabilities for write-downs/reversals and different jurisdictional tax rates	(281,319)	211,639	559,386
Tax effect of non-taxable income and non-deductible expenses:
Tax exempt income	(4,384,566)	(1,428,035)	(472,756)
Investment loss (gain)	1,827,822	(755,800)	205,207
Dividend income	(423,027)	(323,182)	(231,267)
Others	(340,745)	(145,520)	(610,092)
Basic tax	—	43,506	13,414
Estimated income tax on unappropriated earnings	1,247,910	(1,160,324)	(743,264)
Deferred income tax related to changes in tax rates	—	—	68
Effect of different tax rates applicable to UMC and its subsidiaries	605,929	234,510	15,673
Taxes withheld in other jurisdictions	35,979	38,346	44,489
Others	164,873	303,174	330,887

Income tax expense recorded in profit or loss	$19,326,895	$8,311,270	$8,370,194

c.	Significant components of deferred income tax assets and liabilities were as follows:

	As of December 31,
	2023	2024
	NT$	NT$
	(In Thousands)	(In Thousands)

Deferred income tax assets
Depreciation	$2,396,554	$2,616,538
Pension	436,129	281,385
Refund liabilities	306,408	318,156
Allowance for inventory valuation losses	682,909	726,023
Investment loss	314,427	328,241
Unrealized profit on intercompany sales	689,124	471,583
Others	304,860	482,577

Total deferred income tax assets	5,130,411	5,224,503

Deferred income tax liabilities
Depreciation	(2,085,916)	(4,387,572)
Investment gain	(2,888,534)	(3,093,367)
Amortizable assets	(283,405)	(283,111)
Others	(374,109)	(354,201)

Total deferred income tax liabilities	(5,631,964)	(8,118,251)

Net deferred income tax assets (liabilities)	$(501,553)	$(2,893,748)

d.	Movement of deferred tax

	For the years ended December 31,
	2023	2024
	NT$	NT$
	(In Thousands)	(In Thousands)
Balance as of January 1	$1,663,800	$(501,553)
Amounts recognized in profit or loss during the period	(2,102,563)	(2,389,544)
Amounts recognized in other comprehensive income (loss)	(23,967)	145,216
Amounts recognized in equity	(1,117)	1,174
Exchange adjustments	(37,706)	(149,041)

Balance as of December 31	$(501,553)	$(2,893,748)

e.
The Company is subject to taxation in Taiwan and other foreign jurisdictions. As of December 31, 2024, income tax returns of UMC and its subsidiaries in Taiwan have been examined by the tax authorities through 2022, while in other foreign jurisdictions, relevant tax authorities have completed the examination through 2013.

f.
UMC’s branch in Singapore obtained two tax incentives granted by the Singapore government for a period of five years from August 2020. The qualifying incomes are either tax-exempt
or taxed at concessionary tax rate. The incentive period will end in July 2025.

g.	The information of the unused tax loss carry-forward for which no deferred income tax assets have been recognized were as follows:

	As of December 31,
	2023	2024
	NT$	NT$
	(In Thousands)	(In Thousands)
Expiry period
1-5 years	$15,395,514	$19,761,573
6-10 years	22,128,180	11,407,986

Total	$37,523,694	$31,169,559

h.	As of December 31, 2023 and 2024, deductible temporary differences for which no deferred income tax assets have been recognized amounted to NT$3,410 million and NT$3,727 million, respectively.

i.
As of December 31, 2023 and 2024, the taxable temporary differences of unrecognized deferred tax liabilities associated with investments in subsidiaries amounted to NT$20,389 million and NT$28,072 million, respectively.

j.
UMC KOREA, UME BV and USJC, the subsidiaries of UMC, are operating in jurisdictions where the Pillar Two legislation has been enacted or substantively enacted. The legislation will gradually come into effect or be implemented in the aforementioned jurisdictions beginning from 2024. The subsidiaries had no current tax expense related to the Pillar Two legislation for the year ended December 31, 2024.

(27)	Earnings Per Share

a.	Earnings per share-basic

	For the years ended December 31,
	2022	2023	2024
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Net income attributable to the parent company	$89,478,805	$59,688,950	$48,779,300

Weighted-average number of ordinary shares for basic earnings per share (thousand shares)	12,095,312	12,137,954	12,173,188

Earnings per share-basic (NTD)	$7.40	$4.92	$4.01

b.	Earnings per share-diluted

	For the years ended December 31,
	2022	2023	2024
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Net income attributable to the parent company	$89,478,805	$59,688,950	$48,779,300

Weighted-average number of ordinary shares for basic earnings per share (thousand shares)	12,095,312	12,137,954	12,173,188
Effect of dilution
Restricted stocks for employees	156,098	114,974	69,881
Employees’ compensation	238,242	129,196	122,400

Weighted-average number of ordinary shares after dilution (thousand shares)	12,489,652	12,382,124	12,365,469

Earnings per share-diluted (NTD)	$7.16	$4.82	$3.94

(28)	Reconciliation of Liabilities Arising from Fina nci ng Activities
For the year ended December 31, 2022

			Non-cash changes
Items	As of January 1, 2022	Cash Flows	Foreign exchange	Others (Note A)		As of December 31, 2022
	NT$	NT$	NT$	NT$		NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)		(In Thousands)
Short-term loans	$1,924,124	$(1,965,684)	$41,560	$—		$—
Long-term loans (current portion included)	36,624,907	(18,816,259)	1,470,694	—		19,279,342
Bonds payable (current portion included)	40,536,658	(13,305,050)	—	953,079		28,184,687
Guarantee deposits (current portion included)	14,369,769	14,984,941	1,402,291	—		30,757,001 (Note B	)
Lease liabilities	5,068,754	(712,854)	153,406	1,227,789 (Note C	)	5,737,095
Other financial liabilities	20,966,209	—	306,902	176,376		21,449,487
For the year ended December 31, 2023

			Non-ca sh changes
Items	As of January 1, 2023	Cash Flows	Foreign exchange	Others (Note A)	As of December 31, 2023
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Short-term loans	$—	$13,530,000	$—	$—	$13,530,000
Long-term loans (current portion included)	19,279,342	3,857,704	(253,702)	—	22,883,344
Bonds payable (current portion included)	28,184,687	9,989,245	—	185,420	38,359,352
Guarantee deposits (current portion included)	30,757,001	10,423,345	419,040	—	41,599,386 (Note B	)
Lease liabilities	5,737,095	(666,439)	(24,106)	346,637	5,393,187
Other financial liabilities	21,449,487	(21,209,443)	(330,783)	90,739	—
For the year ended December 31, 2024

			Non-cash changes
Items	As of January 1, 2024	Cash Flows	Foreign exchange	Others (Note A)		As of December 31, 2024
	NT$	NT$	NT$	NT$		NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)		(In Thousands)
Short-term loans	$13,530,000	$(5,015,000)	$—	$—		$8,515,000
Long-term loans (current portion included)	22,883,344	13,178,434	415,131	—		36,476,909
Bonds payable (current portion included)	38,359,352	(8,500,465)	—	192,681		30,051,568
Guarantee deposits (current portion included)	41,599,386	(572,321)	1,847,429	—		42,874,494 (Note B	)
Lease liabilities	5,393,187	(731,138)	92,617	1,664,350 (Note C	)	6,419,016
Note A: Other
non-cash
changes mainly consisted of discount amortization measured by the effective interest method.
Note B: Guarantee deposits mainly consisted of deposits of capacity reservation.
Note C: Mainly due to the addition to lease properties.